Allowance for Credit Losses Forward Looking Information (Detail: Text Values) - EUR (€) € in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
Information Credit Risk Management IFRS 9 subchapter [Abstract]
Provision for credit losses	€ 761	€ 161	€ 1,267	€ 301	€ 247
Effects of increase [Abstract]
Inclusion of latest consensus forecast including the effects of the management overlays	172
Deteriorated input parameter into the ECL calculation especially adverse rating developments due to COVID-19 across all business units	79
Defaulted clients	510
Changes in macroeconomic variables (MEVs) [Abstract]
Downward resulted ECL increase	802
Upward resulted ECL reduction	€ 439